Schedule of fair value hierarchy of financial liability (Details) - USD ($)	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022	Nov. 17, 2022
Platform Operator, Crypto-Asset [Line Items]
Prepaid forward purchase liabilities		$ 21,624,711	$ 20,321,053	$ 7,409,550
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Prepaid forward purchase liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Prepaid forward purchase liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Prepaid forward purchase liabilities			$ 20,321,053